Short-term Borrowings (Details)		1 Months Ended		3 Months Ended		12 Months Ended
	Dec. 05, 2019 USD ($)	Nov. 30, 2019	Sep. 30, 2019 USD ($)	Mar. 05, 2020 USD ($)	Nov. 30, 2019	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Oct. 31, 2021
Short-term Borrowings (Details) [Line Items]
Related party								$ 110,000
Short-term borrowing due			Lion Wealth Limited (“LWL”) obtained short-term borrowings in an aggregate of $20,409,250 from China Tonghai Financial Limited (“Tonghai”) with an interest rate of 13% per annum and due on December 5, 2019.
Aggregate of short-term borrowings			$ 20,409,250
Accrue interest rate	15.00%	12.00%	13.00%
Aggregate of short term loan	$ 19,108,159
Remaining loan balance after novation	$ 19.1
Original borrowing agreement							$ 1.3
Borrowers Amoubt				$ 19.1
Gain from forgiveness of debts				26,000
Outstanding short-term borrowings				$ 1,284,155
Obtained Short Term Borrowing, Description					LWL obtained short-term borrowings from a related party in the amount of $128,415 with an interest rate of 12% per annum due on February 6, 2020
Interest expense							2,000
Dawa Future Graphic Technology Co., Ltd [Member]
Short-term Borrowings (Details) [Line Items]
Equity interest										50.00%
China Tonghai Financial [Member]
Short-term Borrowings (Details) [Line Items]
Repayments of loan						$ 990,000
Interest expense						105,000
Outstanding loan amount						$ 294,000
Lion Financial Group Limited [Member]
Short-term Borrowings (Details) [Line Items]
Related party			$ 510,230
Accrue interest rate			12.00%
Interest expense							15,000
Unrelated party borrowing							128,415
Remaining balance borrowing							$ 128,415
Lion Metaverse Limited [Member]
Short-term Borrowings (Details) [Line Items]
Total loan								$ 2,325,000	¥ 15,000,000